Property, Plant and Equipment, Net - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Property, Plant and Equipment [Line Items]
Depreciation expense	₨ 3,165	$ 43.3	₨ 2,808	₨ 2,114
Government Grant [Member]
Property, Plant and Equipment [Line Items]
Reduction to the carrying value of the rooftop projects due to the receipt of government grants	₨ 115	$ 1.6	₨ 34